(LOSS)/EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Basic Earnings Per Ordinary Share
	December 31, 2023	December 31, 2022	December 31, 2021
‘A’ ordinary shares	153,099,405	134,939,327	83,606,810

Basic (loss)/earnings per share denominator	153,099,405	134,939,327	83,606,810

Reconciliation to weighted average (loss)/earnings per share denominator:
Number of ‘A’ ordinary shares at January 1 (Note 19)	164,985,882	96,162,410	96,162,410
Weighted average number of ‘A’ ordinary shares issued during the year*	669,123	51,332,517	-
Weighted average number of treasury shares	(12,555,600)	(12,555,600)	(12,555,600)

Basic (loss)/earnings per share denominator	153,099,405	134,939,327	83,606,810

* The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.

Schedule of Diluted Earnings Per Ordinary Share
	December 31, 2023	December 31, 2022	December 31, 2021
Potentially Dilutive Instruments:
Issuable on exercise of options (Note 20)	186,908	2,752,153	4,648,586
Issuable on exercise of warrants to Perceptive (Note 23)	-	-	-
Issuable on conversion of Exchangeable notes (Note 23)	38,391	1,436,463	18,263,254
Issuable on conversion of Convertible notes (Note 23)	24,691,358	16,370,709	-

Total number of potentially dilutive instruments excluded from the weighted average number of ‘A’ ordinary shares in calculating dilutive (loss)/earnings per ‘A’ ordinary share	24,916,657	20,559,325	22,911,840

Schedule of Basic Earning Per ADS
	December 31, 2023	December 31, 2022	December 31, 2021
ADS	7,654,970	6,746,966	4,180,340

Basic (loss)/earnings per ADS denominator	7,654,970	6,746,966	4,180,340

Reconciliation to weighted average (loss)/earnings per ADS denominator:
Number of ADS at January 1 (Note 19)	8,249,294	4,808,120	4,808,120
Weighted average number of shares issued during the year*	33,456	2,566,626	-
Weighted average number of treasury shares	(627,780)	(627,780)	(627,780)

Basic (loss)/earnings per ADS denominator	7,654,970	6,746,966	4,180,340

* The weighted average number of ADSs issued during the year is calculated by taking the number of ADSs issued multiplied by the number of days in the year each share is in issue, divided by 365 days.

Schedule of Diluted Earning Per ADS
	December 31, 2023	December 31, 2022	December 31, 2021
Potentially Dilutive Instruments:
Issuable on exercise of options (Note 20)	9,345	137,608	232,429
Issuable on exercise of warrants to Perceptive (Note 23)	-	-	-
Issuable on conversion of Exchangeable notes (Note 23)	1,920	71,823	913,163
Issuable on conversion of Convertible notes (Note 23)	1,234,568	818,535	-

Total number of potentially dilutive instruments excluded from the weighted average number of ADS in calculating dilutive (loss)/earnings per ADS	1,245,833	1,027,966	1,145,592